Revenue by Product Category (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Net sales	$ 361,297	$ 289,323	$ 225,308
Mobile Storage
Segment Reporting Information [Line Items]
Net sales	302,910	241,614	185,488
Mobile Communications
Segment Reporting Information [Line Items]
Net sales	50,896	40,034	31,022
Others
Segment Reporting Information [Line Items]
Net sales	$ 7,491	$ 7,675	$ 8,798